Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Period Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Transaction costs allocable to warrant liabilities (in Dollars)					$ (187,916)
Change in fair value of warrant liabilities (in Dollars)	$ 45,071	$ 1,885,154	$ 3,925,561	$ 4,369,637	(279,026)
Net loss (in Dollars)	$ 45,071	$ 1,885,154	$ 3,925,561	$ 4,369,637	$ (466,942)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	(650,080)	(628,543)	(687,575)	(907,409)	(851,339)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	650,182	628,543	687,575	907,409	170,268
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ 0.08	$ 0.47	$ 1.13	$ 1.23	$ (0.22)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Transaction costs allocable to warrant liabilities (in Dollars)					$ (187,916)
Change in fair value of warrant liabilities (in Dollars)	$ 45,071	$ 1,885,154	$ 3,925,561	$ 4,369,637	(279,026)
Net loss (in Dollars)	$ (109,449)	$ 2,077,399	$ 4,191,660	$ 4,741,806	$ (534,344)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,932,496	6,958,801	6,905,415	6,690,513	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.06				$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,200,004	3,173,699	3,227,085	3,441,987	2,112,827
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.17)	$ 0.59	$ 1.22	$ 1.27	$ (0.27)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Net loss (in Dollars)	$ (154,520)	$ 192,245	$ 266,099	$ 372,169	$ (67,402)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,582,576	7,587,344	7,592,990	7,597,922	7,311,789
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.06				$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,549,822	2,545,156	2,539,511	2,534,578	1,942,559
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.25)	$ (0.12)	$ (0.09)	$ 0.04	$ (0.05)